SCHEDULE OF SHORT TERM LOANS FROM THIRD PARTIES FOR WORKING CAPITAL PURPOSES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term loans	$ 6,872,111	$ 6,561,136		$ 1,143,565
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term loans	$ 6,872,111	$ 6,561,136	$ 1,772,237	$ 1,143,565	$ 2,305,283	$ 9,800,322